Accrued Expenses and Other Current Liabilities - Schedule of Components of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Components of Accrued Expenses and Other Current Liabilities [Abstract]
Accruals for operating expenses	$ 2,901,575	$ 1,704,763
Provision for reinstatement cost	39,362	39,089
Provision for long service payment (Note 15)	32,484	60,829
Accrued Expenses and Other Liabilities Gross	2,973,421	1,804,681
Less: amount classified as non-current liabilities (Note 15)	(11,055)	(34,362)
Amount classified as current liabilities	$ 2,962,366	$ 1,770,319